Exhibit 99.1 Schedule 2

Loan Level Exceptions

Run Date - 9/16/2022

Recovco Loan ID	Loan #1	Loan #2	Loan #3	Project Name	Detailed Status	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
NKRZVE2PL45	XX	June - Non-QM Smart Loans Q2 2022	3	2	2	1	3	2	1	1	*** (OPEN) Credit history insufficient/does not meet guidelines (ATR) - EV 2
COMMENT: The mortgages at XX and XX had 1 time over 30 on each, with different dates in the last 6 months. One is January 2022 and other April 2022. Prior to this. only 30 day late was in January 2020 with XX. Reference pages 787 and 1606. Compensating factors are valid and are noted here for the 2 times over 30.	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   There is no evidence of an initial CD and revised CD provided to the non-borrower. Per regulation, CD(s) must be provided to all who have the right to rescind. The defect can be resolved by providing evidence showing the non-borrower received the disclosure timely.  If disclosure was received electronically, the Econsent is required as well.

*** (CURED) Not all title holders executed ROR - EV R
																COMMENT: The Right to Cancel Notice was not signed and dated by the NB with right to rescind.
1EYNWME0Y0P	XX			June - Non-QM Smart Loans Q2 2022		1	1	1	1	1	1	1	1
VYYZ1TDFQVH	XX			DSCR Loans 2022 Q3		1	1	1	1	1	1	1	1
FYMYLT5HOMB	XX	June - Non-QM Smart Loans Q2 2022	3	2	3	1	3	1	1	2	*** (OPEN) TRID - Zero tolerance violation - EV 2
COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the following fees on 5/XX/22 was not accepted because a valid change of circumstance was not provided: Title Bringdown Fee. A cost to cure in the amount of $75.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).	*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
																COMMENT: Missing verification of PITI for rental property on XX The 1003 shows no mortgage for the property, but REO report on page 303 indicates there is a mortgage to A&D Mortgage for $XX No documentation in file to validate. Used lender figures for PITI to calculate ratios pending validation.
QAEZ1QHSNE2	XX	June - Non-QM Smart Loans Q2 2022	Not Applicable	3	2	1	1	3	1	1	2	*** (OPEN) TRID - Zero tolerance violation - EV 2
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees was not accepted because the change was not disclosed within 3-business days: Appraisal Fee #2. The change occurred on 5/XX/2022; however, the disclosure was not issued until 5/XX/2022. A cost to cure in the amount of $695 is required. The defect can be cured by reimbursing the consumer or providing evidence that the change was disclosed within 3-business days. If curing with a reimbursement, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
KIAN4EC054W	XX	Missing		Non-QM Smart Loans 2022 Q3		1	1	1	1	1	1	1	1
0OEE2QJYJOM	XX	June - DSCR Loans Q2 2022	3	1	3	1	1	1	1	1	*** (CURED) Missing Title evidence - EV R
																COMMENT: The loan file did not contain a complete title; only the schedule B was provided. Page 553 of the loan file is an invoice from XX; however, the title policy is missing from the file.
25IVHHMSG3O	XX	June - Non-QM Smart Loans Q2 2022	Client Reportable	3	2	1	1	3	1	1	2	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
COMMENT:   The PCCD issued 7/XX/2022 is inaccurate. The amount of reimbursement includes the lender credit provided on CD 6/XX/2022. The reimbursement should have been for $160 instead of $336.

*** (OPEN) TRID - Zero tolerance violation - EV 2
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees was not accepted because the change was not disclosed within 3-business days: Appraisal Re-Inspection Fee. The change occurred on 6/XX/2022; however, the disclosure was not issued until 6/XX/2022. A cost to cure in the amount of $160.00 is required. The defect can be cured by reimbursing the consumer or providing evidence that the change was disclosed within 3-business days. If curing with a reimbursement, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
0ERNIRHGHS3	XX			June - Non-QM Smart Loans Q2 2022		1	1	1	1	1	1	1	1
1SP1TNRPXQX	XX	May - Non-QM Smart Loans Q2 2022	3	2	3	1	3	2	1	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: The NewRez guidelines dated 9/XX/2021 p. 1 reflects the requirement for a credit score of 680 for a cash out refinance and the credit report reflects the borrowers score as 678. Exception received dated 5/XX/2022 for 678 credit score vs min credit score of 680 for cash out. Compensating factors listed, 46.97 :TV vs 75% max, $22,000 in reserves vs $15,000 required, 27 years self employed and 35% DTI.	*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   The file is missing proof of insurance for the borrower.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with a new creditor; however, the version provided is for a refinance with the same creditor. Version H-9 was provided; Version H-8 was required. The defect can be resolved by opening rescission and providing the correct ROR version.

*** (CURED) Mortgage history for primary residence less than 12 months - EV R
																COMMENT: The NewRez guidelines dated 9/XX/2021 p. 14 reflects the requirement to verify the housing payment history as 0x30x12 since the previous mortgage was modified/ The file is missing verification of the pay history.
BHQSTQFYGNY	XX			June - DSCR Loans Q2 2022		1	1	1	1	1	1	1	1
NP2NBQVOKT1	XX			June - Non-QM Smart Loans Q2 2022	Not Applicable	3	1	3	1	1	1	1	1			*** (CURED) Unable to verify PITI on simultaneous loan (ATR) - EV R COMMENT: Missing documentation to support the PITI for the follow properties: XX
LH3ILYSEPDI	XX	June - Non-QM Smart Loans Q2 2022	Not Applicable	3	1	3	3	1	1	1	1	*** (CURED) 1003 Application [information not provide] - EV R
COMMENT:   Missing full executed initial 1003 from the loan file.

*** (CURED) Missing Appraisal - EV R
COMMENT:   Missing full appraisal from the loan file.

*** (CURED) Unable to verify PITI on simultaneous loan (ATR) - EV R
COMMENT:   Missing PITIA documentation from the loan file for the following properties:
XX
																XX
5RZBJQBL1R1	XX			June - Non-QM Smart Loans Q2 2022		3	1	3	1	1	1	1	1			*** (CURED) Unable to verify PITI on simultaneous loan (ATR) - EV R COMMENT: Mortgage documents are not in the current loan file for properties at XX
HLYJT4XMQOJ	XX			June - Non-QM Smart Loans Q2 2022		3	1	3	1	1	1	1	1			*** (CURED) Unable to verify PITI on simultaneous loan (ATR) - EV R COMMENT: Mortgage documents are not in the current loan file for properties at XX addresses.
Z40OAAKAIC3	XX			June - Non-QM Smart Loans Q2 2022		3	1	3	1	1	1	1	1			*** (CURED) Unable to verify PITI on simultaneous loan (ATR) - EV R COMMENT: Mortgage documents are not in the current loan file for properties at XX addresses.
QVCR1XB4WPQ	XX			June - Non-QM Smart Loans Q2 2022	Not Applicable	1	1	1	1	1	1	1	1
MTHY30XGOYG	XX	June - Non-QM Smart Loans Q2 2022	3	1	1	1	3	1	1	1	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
																COMMENT: There is no evidence of a revised CD provided to the non-borrower. Per regulation, CD(s) must be provided to all who have the right to rescind. The defect can be resolved by providing evidence showing the non-borrower received the disclosure timely. If disclosure was received electronically, the Econsent is required as well.
FFNK3U4UROK	XX	Non-QM Smart Loans 2022 Q3	Client Reportable	3	1	1	1	3	1	1	1	*** (CURED) TRID - Zero tolerance violation - EV R
																COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on 6/XX/2022 was not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of $95.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
GV13PBKS200	XX	Non-QM Smart Loans 2022 Q3	Client Reportable	2	2	1	1	2	1	1	2	*** (OPEN) Homeownership Counseling List - EV 2
															COMMENT: The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application, 6/XX/2022.
KYQ1P0MVNLW	XX	DSCR Loans 2022 Q3	Client Reportable	2	2	2	1	1	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
															COMMENT: The guidelines, section 35, documentation requires for refinance transaction: the most recent lease agreement and Single Family Comparable Rent Schedule (Form 1007/1000) is required to determine the monthly rent. The subject property is currently vacant due to remodeling. The file included an approved exception (page 372) to used the market rent to calculate the DSCR as the property is currently vacant due to remodeling.
RZZQNYA4FXM	XX			June - Non-QM Smart Loans Q2 2022	Not Applicable	1	1	1	1	1	1	1	1
QHT00E5NSZR	XX	DSCR Loans 2022 Q3	2	2	2	1	1	2	1	1	*** (OPEN) DSCR Is Not Eligible - EV 2
															COMMENT: The subject transaction cash out refinance. The guidelines require a minimum DSCR of 1.15%. The DSCR was calculated using market rent $3,300/$3,246.84 resulting in a DSCR of 1.02%. The file included an approved exception (page 263) to vest loan with delayed financing. The guidelines do not address delayed financing.
T1QJ3OACQBA	XX	Missing		Non-QM Smart Loans 2022 Q3		1	1	1	1	1	1	1	1
3UNGEQDYBFS	XX			June - DSCR Loans Q2 2022		1	1	1	1	1	1	1	1
UEIJZ5VH5PV	XX			June - DSCR Loans Q2 2022	Not Applicable	1	1	1	1	1	1	1	1
OYAP0PQPAD4	XX			June - DSCR Loans Q2 2022		1	1	1	1	1	1	1	1
4CU2DGKKWV0	XX			June - DSCR Loans Q2 2022		1	1	1	1	1	1	1	1
ETZJGUSIW5T	XX			June - DSCR Loans Q2 2022		1	1	1	1	1	1	1	1
BIE1JBN1J1F	XX			June - DSCR Loans Q2 2022		1	1	1	1	1	1	1	1
1EKKOGY5WB2	XX			June - DSCR Loans Q2 2022		3	1	3	1	1	1	1	1			*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: The title commitment $XX was less than the loan amount of $XX.
JMMPWVCQ3HP	XX	June - Non-QM Smart Loans Q2 2022	Client Reportable	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The subject property is a condo and the loan file did not contain a Limited Project Review as required per AUS.

*** (CURED) Hazard Insurance - EV R
																COMMENT: Hazard insurance in file does not provide dwelling coverage amount. No master policy in file from the Condo Association to support walls in coverage. In file is condo Flood and Liability but Hazard coverage appears to be missing.
3Q042O0MMTD	XX	Missing		Non-QM Smart Loans 2022 Q3	Client Reportable	1	1	1	1	1	1	1	1
2R2J5TIGMGG	XX			Non-QM Smart Loans 2022 Q3	Not Applicable	1	1	1	1	1	1	1	1
LD4FJHDQRII	XX	Non-QM Smart Loans 2022 Q3	Client Reportable	3	1	3	1	1	1	1	1	*** (CURED) Credit history insufficient/does not meet guidelines (ATR) - EV R
																COMMENT: The loan file did not contain confirmation of the monthly payment of $67.49 for the student loan debt of $360,369. The credit bureau does not reflect a payment and the loan does not qualify using the FNMA standard of 1% of the loan balance, resulting in a DTI of 80%.
XDY2N53K5ZF	XX			June - Non-QM Smart Loans Q2 2022	Not Applicable	1	1	1	1	1	1	1	1
GYB5K0E5NO3	XX	June - Non-QM Smart Loans Q2 2022	3	1	1	1	3	1	1	1	*** (CURED) TRID - Zero tolerance violation - EV R
																COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on 5/XX/22 was not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of $75.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).